Exhibit 99.3

Exception Grades

Run Date - 3/20/2026 8:01:08 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223279253		3158623373		33370381			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of waiver of evidence of receipt of newly set up IRA. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279253		3158623373		33365480			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee $[Redacted] added on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-02): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do Not Concur. When the appraisal was received it identified several items that needed to be completed and so a final inspection was ordered. Please see CIC and notes.	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519762		3158623215		33649174			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to missing valid third party verification of self-employment for income used to qualify, resulting in a loan designation discrepancy.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519762		3158623215		33649175			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Waterfall finding due to missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158623215		33655777			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158623215		33655779			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158623215		33655783			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158623215		33655784			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158623215		33655803			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Correspondent Universal Exception Form in file for lender exception of mortgage late < [Redacted]mo. prior to Note date. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Exception approved, with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304496		3158623221		34847949			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. The earliest dated E-consent in file is dated [Redacted].				Reviewer Comment (2026-01-29): proof of e-consent being same day as borrower signed document has been received Buyer Comment (2026-01-29): Section 6 of initial 1003 e-signed on [Redacted], the same day the initial LE dated [Redacted] was signed, indicates "If this application is created as (or converted into) an "electronic application", I consent to the use of "electronic records" and "electronic signatures" as the terms are defined in and governed by applicable Federal and/or state electronic transactions laws."	01/29/2026			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304507		3158623222		34844890			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Pest Inspection fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2026-01-29): PCCD, LOX, refund check and proof of mailing has been received Buyer Comment (2026-01-29): Please review uploaded PCCD, LOE, copy of refund check and proof of mailing.		01/29/2026		2	C	B	C	B	C	B	C	B	C	B		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224304697		3158623467		34880564			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Proof that the appraisal was provided to the borrower is not in file.				Reviewer Comment (2025-11-12): appraisal acknowledgement form received Buyer Comment (2025-11-12): Please review Appraisal receipt attached	11/12/2025			1	B	A	B	A	B	A	B	A	B	A		PA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304697		3158623467		34880567			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.				Reviewer Comment (2026-01-30): disclosure received Buyer Comment (2026-01-30): Please review Counseling attached	01/30/2026			1	B	A	B	A	B	A	B	A	B	A		PA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304697		3158623467		34880568			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Recording Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violation.				Reviewer Comment (2026-01-30): valid COC received Buyer Comment (2026-01-30): Please review the valid change in circumstance form attached.	01/30/2026			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224304697		3158623467		34880586			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. $[Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	The Tax Service Fee (Life Of Loan) Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violation.				Reviewer Comment (2025-11-13): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-11-12): cure provided on Final CD Category J. $[Redacted] credit for increase in Closing Costs above legal limit, please clear exception	11/13/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
224304716		3158623650		34843485			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Based on asset documentation in file, verified assets total $[Redacted]. With funds required to bring to closing of $[Redacted], plus the Appraisal Fee of $[Redacted] POC, the Processing Fee ($[Redacted]) POC, plus the down payment/deposit of $[Redacted], total funds to be verified is $[Redacted]. Additionally, guidelines require 12 months of reserves for this loan ($[Redacted]), and there are only [Redacted] months of reserves verified ($[Redacted]). The Robinhood account ($[Redacted]) belongs to the non-borrowing spouse and has been excluded from use.				Reviewer Comment (2025-11-13): updated bank statement with supporting explanation documentation acceptable and loan now meets reserve requirements. Buyer Comment (2025-11-13): Attached explanation on assets	11/13/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304716		3158623650		34892576			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Escalation Form in file for lender exception of DTI exceeding guideline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted] Borrower has worked in the same position for more than [Redacted] years.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2025-11-04): Exception approved, with comp factors.			11/04/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304716		3158623650		34892554			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Escalation Form in file for lender exception of DTI exceeding guideline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted] Borrower has worked in the same position for more than [Redacted] years.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2025-11-04): Exception approved, with comp factors.			11/04/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304716		3158623650		34892547			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Borrower manually changed citizenship status on final 1003 to Permanent Resident Alien. No supporting documentation provided.				Reviewer Comment (2026-02-04): naturalization documentation received Buyer Comment (2026-02-04): Naturalization Certificate	02/04/2026			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304716		3158623650		34843499			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to shortage of reserves.				Reviewer Comment (2025-11-13): updated bank statement with supporting explanation documentation acceptable and loan now meets reserve requirements.	11/13/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
224304716		3158623650		34843498			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to shortage of reserves, resulting in a loan designation discrepancy.				Reviewer Comment (2025-11-13): updated bank statement with supporting explanation documentation acceptable and loan now meets reserve requirements.	11/13/2025			1	B	A	C	A	B	A	C	A	B	A		IL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225033281	3158623447	35705978	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	riginator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Reviewer Comment (2026-02-11): updated high cost analysis shows rebuttable presumption

Buyer Comment (2026-02-11): Do Not Concur - see attached.

Reviewer Comment (2026-02-10): Our finding is based on a lock date of [Redacted], which identifies the APOR used to determine whether the loan would be considered safe harbor or higher-priced. The APOR pulls from [Redacted], which is [Redacted]% + [Redacted]%
margin, setting a threshold of [Redacted]%. The APR of [Redacted]% exceeds this threshold and therefore the loan is considered higher-priced QM.  If client would restate their loan designation to HPQM, this can be set as an EV-2 mismatch exception instead of the current EV-3.

Buyer Comment (2026-02-06): Do Not Concur.  Please see QM and Reg Testing info uploaded
																		02/11/2026			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
225033281		3158623447		35705993			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Valid COC is not available for Processing Fee.				Reviewer Comment (2026-02-03): Sufficient Cure Provided At Closing		02/03/2026		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
225033281		3158623447		35705994			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Valid COC is not available for Flood Certification (Initial Fee).				Reviewer Comment (2026-02-03): Sufficient Cure Provided At Closing		02/03/2026		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
225033281		3158623447		35705995			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Valid COC is not available for Flood Certification (Life Of Loan).				Reviewer Comment (2026-02-03): Sufficient Cure Provided At Closing		02/03/2026		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
225033281		3158623447		35706005			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])				Reviewer Comment (2026-02-09): Fees were cured at closing Buyer Comment (2026-02-09): Do not Concur. The Project processing fee $[Redacted], and both Flood fees $[Redacted] is already cured at closing due to tolerance fee violations. Please remove these fees from the prepaid calculations. Reviewer Comment (2026-02-09): screenshots provided appear to be for a different loan Buyer Comment (2026-02-09): Please verify charges used in the finance charge calculation as [Redacted] is unable to locate the same fees used on the final closing disclosure.	02/09/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
225033281		3158623447		35706006			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.	Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/3091895)				Reviewer Comment (2026-02-06): Final CD has projected payment information matching actual totals. Buyer Comment (2026-02-06): Do Not Concur. Please see Final closing disclosure, note, system snip, and Homeowner's declaration page. P&I = [Redacted] + (HO of $[Redacted] / [Redacted]) = $[Redacted] = $[Redacted] which is what the payment was disclosed to the customer on the final CD.	02/06/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
225033281		3158623447		35706007			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).				Reviewer Comment (2026-02-09): Fees were cured at closing Buyer Comment (2026-02-09): Do not Concur. The Project processing fee $[Redacted], and both Flood fees $[Redacted] is already cured at closing due to tolerance fee violations. Please remove these fees from the prepaid calculations. Reviewer Comment (2026-02-09): screenshots provided appear to be for a different loan Buyer Comment (2026-02-09): Please verify charges used in the finance charge calculation as [Redacted] is unable to locate the same fees used on the final closing disclosure.	02/09/2026			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
225033315		3158623491		35708999			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		[Redacted] uses FannieMae's definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-80% of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. HOI coverage is insufficient by $[Redacted]. Provide updated policy reflecting minimum coverage of $[Redacted] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2026-02-12): evidence of acceptable HOI coverage has been received Buyer Comment (2026-02-11): Please see attached confirming total coverage of $[Redacted]. Buyer Comment (2026-02-11): Do not concur-property has two policies totaling $[Redacted] please cancel exception	02/12/2026			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
225033342	3158623659	35711747	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Disclosure disclosed a Finance Charges are $[Redacted]. The calculated Finance charges is $[Redacted]. There is a variance of $[Redacted].	Reviewer Comment (2026-02-11): PCCD, LOX, check, and proof of delivery received

Buyer Comment (2026-02-11): Please see attached PCCD package

Reviewer Comment (2026-02-10): Our client has elected to apply lender credits to non-finance charge amounts before applying amounts to finance charge amounts.  There are no tolerance exceptions on the loan file nor are there any other finance charges as all other charges are paid by the Lender.

Buyer Comment (2026-02-10): Do not Concur. [Redacted] is only including the project fee as prepaids. They need to include all other prepaid fees in the calculations. Tax service fee, Insured closing letter, Recording service, Settlement or closing fee, prepaid interest

Reviewer Comment (2026-02-09): [Redacted] received rebuttal on the cure at closing on the Project Processing Fee which was excluded from the finance charge calculation.  However, [Redacted]'s calculation reflects finance charge of $[Redacted] but lender disclosed at $[Redacted] which would be a total underdisclosure of $[Redacted].  Finance Charge underdisclosure must be cured in full and would have been short $[Redacted] of cure to borrower.  Unable to determine lender's calculations as missing lender compliance report & amortization schedule.  Can provide lender's calculation in order to review calculation or would need to cure the shortage of $[Redacted] with Corrected CD, LOE to borrower, copy of cure refund, proof of mailing and proof of reopening of rescission. Cures under 130(b) require the consumer does not pay an amount that exceeds the charge actually disclosed.   Refund of the entire underdisclosed amount is required. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.

Buyer Comment (2026-02-09): Do not Concur. [Redacted] is requesting details on a fee that is already cured at closing for the tolerance fee violation. No action required.

Reviewer Comment (2026-02-09): For further review, please provide the purpose of the Project Processing fee.

Buyer Comment (2026-02-06): Do not Concur. The project processing fee $[Redacted] was already cured at closing and should not be included as prepaid
																			02/11/2026		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
225033342	3158623659	35711748	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Disclosure disclosed a Finance Charges are $$[Redacted]. The calculated Finance charges is $[Redacted]. There is a variance of $[Redacted].	Reviewer Comment (2026-02-11): PCCD, LOX, check, and proof of delivery received

Buyer Comment (2026-02-11): Please see attached PCCD package

Reviewer Comment (2026-02-10): Our client has elected to apply lender credits to non-finance charge amounts before applying amounts to finance charge amounts.  There are no tolerance exceptions on the loan file nor are there any other finance charges as all other charges are paid by the Lender.

Buyer Comment (2026-02-10): Do not Concur. [Redacted] is only including the project fee as prepaids. They need to include all other prepaid fees in the calculations. Tax service fee, Insured closing letter, Recording service, Settlement or closing fee, prepaid interest

Reviewer Comment (2026-02-09): [Redacted] received rebuttal on the cure at closing on the Project Processing Fee which was excluded from the finance charge calculation.  However, [Redacted]'s calculation reflects finance charge of $[Redacted] but lender disclosed at $[Redacted] which would be a total underdisclosure of $[Redacted].  Finance Charge underdisclosure must be cured in full and would have been short $[Redacted] of cure to borrower.  Unable to determine lender's calculations as missing lender compliance report & amortization schedule.  Can provide lender's calculation in order to review calculation or would need to cure the shortage of $[Redacted] with Corrected CD, LOE to borrower, copy of cure refund, proof of mailing and proof of reopening of rescission. Cures under 130(b) require the consumer does not pay an amount that exceeds the charge actually disclosed.   Refund of the entire underdisclosed amount is required. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.

Buyer Comment (2026-02-09): Do not Concur. [Redacted] is requesting details on a fee that is already cured at closing for the tolerance fee violation. No action required.

Reviewer Comment (2026-02-09): For further review, please provide the purpose of the Project Processing fee.

Buyer Comment (2026-02-06): Do not Concur. The project processing fee $[Redacted] was already cured at closing and should not be included as prepaid
																			02/11/2026		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes